Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Jennison Mid-Cap Growth Fund, Inc.
Entity Central Index Key	0001022624
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class A
Trading Symbol	PEEAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison Mid-Cap Growth Fund (the
“Fund”) for the period of September 1, 2025 to February 28, 2026.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class A	$50	1.05%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%
Net Assets	$ 1,859,655,143
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 1,859,655,143
Number of fund holdings	67
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (10.3% represents investments purchased with collateral from securities on loan)	10.3%
Specialty Retail	8.3%
Hotels, Restaurants & Leisure	8.3%
Aerospace & Defense	8.0%
Semiconductors & Semiconductor Equipment	6.7%
Biotechnology	5.4%
Software	5.3%
Construction & Engineering	4.7%
Electrical Equipment	4.6%
Entertainment	4.5%
Machinery	4.3%
Capital Markets	4.1%
IT Services	3.9%
Consumer Staples Distribution & Retail	3.4%
Textiles, Apparel & Luxury Goods	3.4%
Health Care Providers & Services	3.3%
Industry Classification	% of Net Assets
Independent Power & Renewable Electricity Producers	3.3%
Life Sciences Tools & Services	2.8%
Real Estate Management & Development	2.0%
Health Care Equipment & Supplies	1.9%
Oil, Gas & Consumable Fuels	1.8%
Beverages	1.7%
Financial Services	1.7%
Communications Equipment	1.3%
Electronic Equipment, Instruments & Components	1.1%
Building Products	1.1%
Construction Materials	1.0%
Banks	1.0%
Health Care Technology	0.9%
110.1%
Liabilities in excess of other assets	(10.1)%
100.0%

PGIM JENNISON MID-CAP GROWTH FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class C
Trading Symbol	PEGCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison Mid-Cap Growth Fund (the
“Fund”) for the period of September 1, 2025 to February 28, 2026.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class C	$97	2.02%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	2.02%
Net Assets	$ 1,859,655,143
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 1,859,655,143
Number of fund holdings	67
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (10.3% represents investments purchased with collateral from securities on loan)	10.3%
Specialty Retail	8.3%
Hotels, Restaurants & Leisure	8.3%
Aerospace & Defense	8.0%
Semiconductors & Semiconductor Equipment	6.7%
Biotechnology	5.4%
Software	5.3%
Construction & Engineering	4.7%
Electrical Equipment	4.6%
Entertainment	4.5%
Machinery	4.3%
Capital Markets	4.1%
IT Services	3.9%
Consumer Staples Distribution & Retail	3.4%
Textiles, Apparel & Luxury Goods	3.4%
Health Care Providers & Services	3.3%
Industry Classification	% of Net Assets
Independent Power & Renewable Electricity Producers	3.3%
Life Sciences Tools & Services	2.8%
Real Estate Management & Development	2.0%
Health Care Equipment & Supplies	1.9%
Oil, Gas & Consumable Fuels	1.8%
Beverages	1.7%
Financial Services	1.7%
Communications Equipment	1.3%
Electronic Equipment, Instruments & Components	1.1%
Building Products	1.1%
Construction Materials	1.0%
Banks	1.0%
Health Care Technology	0.9%
110.1%
Liabilities in excess of other assets	(10.1)%
100.0%

PGIM JENNISON MID-CAP GROWTH FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class R
Trading Symbol	JDERX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Jennison Mid-Cap Growth Fund (the
“Fund”) for the period of September 1, 2025 to February 28, 2026.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R	$61	1.27%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.27%
Net Assets	$ 1,859,655,143
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 1,859,655,143
Number of fund holdings	67
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (10.3% represents investments purchased with collateral from securities on loan)	10.3%
Specialty Retail	8.3%
Hotels, Restaurants & Leisure	8.3%
Aerospace & Defense	8.0%
Semiconductors & Semiconductor Equipment	6.7%
Biotechnology	5.4%
Software	5.3%
Construction & Engineering	4.7%
Electrical Equipment	4.6%
Entertainment	4.5%
Machinery	4.3%
Capital Markets	4.1%
IT Services	3.9%
Consumer Staples Distribution & Retail	3.4%
Textiles, Apparel & Luxury Goods	3.4%
Health Care Providers & Services	3.3%
Industry Classification	% of Net Assets
Independent Power & Renewable Electricity Producers	3.3%
Life Sciences Tools & Services	2.8%
Real Estate Management & Development	2.0%
Health Care Equipment & Supplies	1.9%
Oil, Gas & Consumable Fuels	1.8%
Beverages	1.7%
Financial Services	1.7%
Communications Equipment	1.3%
Electronic Equipment, Instruments & Components	1.1%
Building Products	1.1%
Construction Materials	1.0%
Banks	1.0%
Health Care Technology	0.9%
110.1%
Liabilities in excess of other assets	(10.1)%
100.0%

PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class Z
Trading Symbol	PEGZX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison Mid-Cap Growth Fund (the
“Fund”) for the period of September 1, 2025 to February 28, 2026.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class Z	$36	0.74%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%
Net Assets	$ 1,859,655,143
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 1,859,655,143
Number of fund holdings	67
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (10.3% represents investments purchased with collateral from securities on loan)	10.3%
Specialty Retail	8.3%
Hotels, Restaurants & Leisure	8.3%
Aerospace & Defense	8.0%
Semiconductors & Semiconductor Equipment	6.7%
Biotechnology	5.4%
Software	5.3%
Construction & Engineering	4.7%
Electrical Equipment	4.6%
Entertainment	4.5%
Machinery	4.3%
Capital Markets	4.1%
IT Services	3.9%
Consumer Staples Distribution & Retail	3.4%
Textiles, Apparel & Luxury Goods	3.4%
Health Care Providers & Services	3.3%
Industry Classification	% of Net Assets
Independent Power & Renewable Electricity Producers	3.3%
Life Sciences Tools & Services	2.8%
Real Estate Management & Development	2.0%
Health Care Equipment & Supplies	1.9%
Oil, Gas & Consumable Fuels	1.8%
Beverages	1.7%
Financial Services	1.7%
Communications Equipment	1.3%
Electronic Equipment, Instruments & Components	1.1%
Building Products	1.1%
Construction Materials	1.0%
Banks	1.0%
Health Care Technology	0.9%
110.1%
Liabilities in excess of other assets	(10.1)%
100.0%

PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class R2
Trading Symbol	PEGEX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R2 shares of the PGIM Jennison Mid-Cap Growth Fund (the
“Fund”) for the period of September 1, 2025 to February 28, 2026.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R2	$52	1.08%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.08%
Net Assets	$ 1,859,655,143
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 1,859,655,143
Number of fund holdings	67
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (10.3% represents investments purchased with collateral from securities on loan)	10.3%
Specialty Retail	8.3%
Hotels, Restaurants & Leisure	8.3%
Aerospace & Defense	8.0%
Semiconductors & Semiconductor Equipment	6.7%
Biotechnology	5.4%
Software	5.3%
Construction & Engineering	4.7%
Electrical Equipment	4.6%
Entertainment	4.5%
Machinery	4.3%
Capital Markets	4.1%
IT Services	3.9%
Consumer Staples Distribution & Retail	3.4%
Textiles, Apparel & Luxury Goods	3.4%
Health Care Providers & Services	3.3%
Industry Classification	% of Net Assets
Independent Power & Renewable Electricity Producers	3.3%
Life Sciences Tools & Services	2.8%
Real Estate Management & Development	2.0%
Health Care Equipment & Supplies	1.9%
Oil, Gas & Consumable Fuels	1.8%
Beverages	1.7%
Financial Services	1.7%
Communications Equipment	1.3%
Electronic Equipment, Instruments & Components	1.1%
Building Products	1.1%
Construction Materials	1.0%
Banks	1.0%
Health Care Technology	0.9%
110.1%
Liabilities in excess of other assets	(10.1)%
100.0%

PGIM JENNISON MID-CAP GROWTH FUND CLASS - R4
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class R4
Trading Symbol	PEGGX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R4 shares of the PGIM Jennison Mid-Cap Growth Fund (the
“Fund”) for the period of September 1, 2025 to February 28, 2026.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R4	$40	0.83%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.83%
Net Assets	$ 1,859,655,143
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 1,859,655,143
Number of fund holdings	67
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (10.3% represents investments purchased with collateral from securities on loan)	10.3%
Specialty Retail	8.3%
Hotels, Restaurants & Leisure	8.3%
Aerospace & Defense	8.0%
Semiconductors & Semiconductor Equipment	6.7%
Biotechnology	5.4%
Software	5.3%
Construction & Engineering	4.7%
Electrical Equipment	4.6%
Entertainment	4.5%
Machinery	4.3%
Capital Markets	4.1%
IT Services	3.9%
Consumer Staples Distribution & Retail	3.4%
Textiles, Apparel & Luxury Goods	3.4%
Health Care Providers & Services	3.3%
Industry Classification	% of Net Assets
Independent Power & Renewable Electricity Producers	3.3%
Life Sciences Tools & Services	2.8%
Real Estate Management & Development	2.0%
Health Care Equipment & Supplies	1.9%
Oil, Gas & Consumable Fuels	1.8%
Beverages	1.7%
Financial Services	1.7%
Communications Equipment	1.3%
Electronic Equipment, Instruments & Components	1.1%
Building Products	1.1%
Construction Materials	1.0%
Banks	1.0%
Health Care Technology	0.9%
110.1%
Liabilities in excess of other assets	(10.1)%
100.0%

PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class R6
Trading Symbol	PJGQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Mid-Cap Growth Fund (the
“Fund”) for the period of September 1, 2025 to February 28, 2026.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R6	$29	0.60%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%
Net Assets	$ 1,859,655,143
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 1,859,655,143
Number of fund holdings	67
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (10.3% represents investments purchased with collateral from securities on loan)	10.3%
Specialty Retail	8.3%
Hotels, Restaurants & Leisure	8.3%
Aerospace & Defense	8.0%
Semiconductors & Semiconductor Equipment	6.7%
Biotechnology	5.4%
Software	5.3%
Construction & Engineering	4.7%
Electrical Equipment	4.6%
Entertainment	4.5%
Machinery	4.3%
Capital Markets	4.1%
IT Services	3.9%
Consumer Staples Distribution & Retail	3.4%
Textiles, Apparel & Luxury Goods	3.4%
Health Care Providers & Services	3.3%
Industry Classification	% of Net Assets
Independent Power & Renewable Electricity Producers	3.3%
Life Sciences Tools & Services	2.8%
Real Estate Management & Development	2.0%
Health Care Equipment & Supplies	1.9%
Oil, Gas & Consumable Fuels	1.8%
Beverages	1.7%
Financial Services	1.7%
Communications Equipment	1.3%
Electronic Equipment, Instruments & Components	1.1%
Building Products	1.1%
Construction Materials	1.0%
Banks	1.0%
Health Care Technology	0.9%
110.1%
Liabilities in excess of other assets	(10.1)%
100.0%